General Information (Details)						1 Months Ended	12 Months Ended
	Dec. 12, 2025 shares	May 27, 2025	Jul. 01, 2024 MYR (RM)	May 06, 2024 shares	Feb. 05, 2024 shares	Aug. 31, 2025 shares	Jun. 30, 2026 $ / shares shares	Jun. 30, 2025 $ / shares shares	Jul. 01, 2024 $ / shares shares
General Information [Line Items]
Ordinary shares (in Shares)							1,765,256	1,765,256
Percentage of equity interest				28.38%	28.38%
Price per share (in Dollars per share) | $ / shares							$ 0.0015	$ 0.0015
Total consideration | RM			RM 400,000
Ordinary shares [Member]
General Information [Line Items]
Ordinary shares (in Shares)					7,503,858
USD [Member]
General Information [Line Items]
Exchange rate							1
RM [Member]
General Information [Line Items]
Exchange rate							4.08
ARB IOT Group Limited [Member]
General Information [Line Items]
Ordinary shares (in Shares)					17,496,142
ARB Berhad [Member]
General Information [Line Items]
Ordinary shares (in Shares)					14
Percentage of equity interest					66.18%
ARB Berhad [Member] | Ordinary shares [Member]
General Information [Line Items]
Ordinary shares (in Shares)				7,503,858	1,000
Cahaya [Member]
General Information [Line Items]
Price per share (in Dollars per share) | $ / shares									$ 0.1
Cahaya [Member] | Ordinary shares [Member]
General Information [Line Items]
Ordinary shares (in Shares)									4,000,000
Equity interest			90.90%
Nexura and ARB Berhad [Member] | Ordinary shares [Member]
General Information [Line Items]
Equity interest		9.10%	9.10%
Ukay One [Member]
General Information [Line Items]
Ordinary shares (in Shares)	65,050					218,469
Percentage of equity interest	22.20%					18.50%